Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
PVC Contract Funds Prospectus | Government and High Quality Bond Account
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000012601_SupplementTextBlock
Principal Variable Contracts Funds, Inc.
Supplement dated July 17, 2020
to the Statutory Prospectus dated May 1, 2020
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Strategy [Heading]	rr_StrategyHeading	Delete the second paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2019 was 3.21 years. The Account is not managed to a particular maturity.